SEGMENT AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Schedule of revenues by source and by geographic region

	For the Year Ended December 31, 2025
	UK	PRC	Cayman	Elimination	Consolidated
Revenue
Hospitality	$529,638	$—	$—	$(439,974)	$89,664
Real estate agent	—	—	—	—	—
Total revenue	529,638	—	—	(439,974)	89,664
Payroll and payroll taxes	(104,205)	—	(128,599)	—	(232,804)
Professional fees	(5,080)	(30,175)	(722,209)	1	(757,463)
Other G&A expenses	(696,900)	(4,504)	(8,305)	439,974	(269,735)
Loss from operations	(276,547)	(34,679)	(859,113)	1	(1,170,338)
Other income (expenses)	(92,866)	174,792	1,047,091	—	1,129,017
Income tax	—	—	—	—	—
Net income (loss)	$(369,413)	$140,113	$187,978	$1	$(41,321)

	For the Year Ended December 31, 2024
	UK	PRC	Cayman	Elimination	Consolidated
Revenue
Hospitality	$474,627	$—		$(426,252)	$48,375
Real estate agent	—	—	—	—	—
Total revenue	474,627	—	—	(426,252)	48,375
Payroll and payroll taxes	(69,916)	(86,105)	(1,636,059)	—	(1,792,080)
Professional fees	(17,133)	(392,663)	(44,050)		(453,846)
Other G&A expenses	(669,806)	(167,956)	(180,855)	426,253	(592,364)
Loss from operations	(282,228)	(646,724)	(1,860,964)	1	(2,789,915)
Other income (expenses)	80,603	13,382	(493,274)	(1)	(399,290)
Income tax	—	—	—	—	—
Net income (loss)	$(201,625)	$(633,342)	$(2,354,238)	$—	$(3,189,205)

	For the Year Ended December 31, 2023
	UK	PRC	Cayman	Elimination	Consolidated
Revenue
Hospitality	$517,761	$—	$—	$(414,852)	$102,909
Real estate agent	—	41,954	—	—	41,954
Total revenue	517,761	41,954	—	(414,852)	144,863
Payroll and payroll taxes	(85,286)	(486,954)		—	(572,240)
Professional fees	(80,343)	(439,237)	(6,045)	—	(525,625)
Other G&A expenses	(744,796)	86,251	(127,462)	414,852	(371,155)
Loss from operations	(392,664)	(797,986)	(133,507)	—	(1,324,157)
Other income (expenses)	33,757	140,789	—		174,546
Income tax	—	(10,835)	—	—	(10,835)
Net income (loss)	$(358,907)	$(668,032)	$(133,507)	$—	$(1,160,446)

Schedule of long-lived assets net by geographic region

	For the Year Ended December 31,
	2025	2024	2023
UK	$3,768,594	$3,249,686	$3,305,142
PRC	—	—	2,229
Cayman	—	—	—
Long-lived assets, net	$3,768,594	$3,249,686	$3,307,371